                               Rule 24f-2 Notice
                         State Bond Income Funds, Inc.
               Registration Statement on Form N-1A, No. 33-1176
               ------------------------------------------------



This notice is filed by State Bond Income Funds, Inc., (the "Fund") in connection with its registration of an indefinite number of shares ("Shares") under the above-referenced registration statement pursuant to Rule 24f-2 of the Investment Company Act of 1940. To maintain compliance with Rule 24f-2, the Fund declares that:

(1)  This notice is filed for the fiscal year ended 1995.

(2) No securities registered under the Securities Act of 1933, other than pursuant to Rule 24f-2, remained unsold at the beginning of fiscal year 1995.

(3) During fiscal year 1995, other than securities registered pursuant to Rule 24f-2, no securities were registered.

(4)  $2,498,354 of shares were sold during fiscal year 1995.

(5) $2,498,354 of shares were sold during fiscal year 1995 in reliance upon registration pursuant to Rule 24f-2.*


                         STATE BOND INCOME FUNDS, INC.



                            By:    /s/Kevin L. Howard
                               --------------------------
                                    Kevin L. Howard
                               Vice President & Secretary

December 12, 1995

*The calculation of the filing fee is set forth on the attached page to this Notice.
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The filing fee is calculated as follows:

1 - [2 - 3], where

     1 equals the actual aggregate sales price of Shares sold in reliance on Rule 24f-2,

     2 equals the actual aggregate redemption price of redeemed Shares during fiscal year 1995,

     3    equals the actual aggregate redemption price previously applied under
          Section 24e-2(a) of the 1940 Act.


For fiscal year 1995:

     1 = $2,498,354
     2 = $3,067,671
     3 = $0

     $ -569,317=(if positive A, if negative B)

A.   $ /2900 = $ (registration fee due)

(OR)

B.   This number being negative, there is no registration fee.

December 12, 1995

State Bond Income Funds, Inc.
8400 Normandale Lake Boulevard
Suite 1150
Minneapolis, MN 55437

Dear Sirs:

This opinion is furnished in connection with the filing by State Bond Income Funds, Inc. (the "Fund") of a Notice (the "Notice") pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of 1940 relating to the registration by the Fund under the Securities Act of 1933 (the "1933 Act") of an indefinite number of shares. These securities were registered by the filing under the 1933 Act of Registration Statement No. 33-1176 (the "Registration Statement") which became effective on December 12, 1985. In reliance upon the Rule, $2,498,354 shares were sold in the fiscal year ended October 31, 1995 (the "Shares"). The Shares are described in the Prospectus included in the Registration Statement, as amended.

I have examined all such corporate records of the Fund and such other documents and such laws as I consider appropriate as a basis for the opinion hereinafter expressed. On the basis of such examination, it is my opinion that:

1. The Fund is a corporation duly organized and validly existing under the laws of the state of Maryland.

2. The Shares, the registration of which the Notice makes definite in number, are validly issued, fully paid and non-assessable.

Sincerely,


/s/Kevin L. Howard
--------------------
Kevin L. Howard, Esq.